Restructuring Costs - Summary of Accrued Restructuring Obligation Associated with Other Restructuring Activities (Detail) - Other Restructuring Activities [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Restructuring Cost and Reserve [Line Items]
Balance at beginning of year	$ 1,270	$ 9,320	$ 13,492
Restructuring costs incurred		2,975	7,290
Accretion expense		8	218
Restructuring costs paid	(1,473)	(9,552)	(9,484)
Adjustments	861	(1,242)	(1,617)
Currency translation adjustment	(35)	(239)	(579)
Balance at end of year	623	1,270	9,320
Employee Termination Costs [Member]
Restructuring Cost and Reserve [Line Items]
Balance at beginning of year	1,044	5,191	5,890
Restructuring costs incurred		2,194	6,374
Restructuring costs paid	(379)	(5,165)	(5,005)
Adjustments	(98)	(869)	(1,986)
Currency translation adjustment	47	(307)	(82)
Balance at end of year	623	1,044	5,191
Facilities Costs [Member]
Restructuring Cost and Reserve [Line Items]
Balance at beginning of year	217	4,129	7,518
Restructuring costs incurred			235
Accretion expense		8	218
Restructuring costs paid	(1,094)	(4,048)	(3,949)
Adjustments	959	24	585
Currency translation adjustment	(82)	104	(478)
Balance at end of year		217	4,129
Other Restructuring Costs [Member]
Restructuring Cost and Reserve [Line Items]
Balance at beginning of year	$ 9		84
Restructuring costs incurred		781	681
Restructuring costs paid		(339)	(530)
Adjustments		(397)	(216)
Currency translation adjustment		(36)	$ (19)
Balance at end of year		$ 9